Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		S/ 5,567,722	S/ 5,068,694
Notional amount asset	[1]	11,256,694	10,736,076
Derivative liabilities notional amount		2,018,800	2,334,880
Off balance sheet total		13,275,494	13,070,956
Notional amount of assets and liabilities off balance sheet total one		33,257,269	31,675,978
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,947,184	2,514,195
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		4,153,473	4,078,348
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		954,509	499,528
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		115,284	156,678
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		665,899	1,742,670
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		11,406,827	10,564,239
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments		3,007,226	2,972,089
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		1,920	2,518
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		5,149,829	4,695,331
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans		417,893	373,363
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset		3,418,425	1,742,139
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Derivative liabilities notional amount		S/ 2,018,800	S/ 2,334,880

[1]	During the years 2025, 2024 and 2023, the Group recognized net gains for S/58,127,000, net losses for S/13,793,000 and net gains for S/68,315,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.